Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.87%
Australia — 1.56%
Pinnacle Investment Management Group	69,722	$ 1,002,749
Technology One Ltd(a)	15,185	400,874
		1,403,623
Belgium — 2.00%
Azelis Group N.V.	34,204	534,267
Melexis NV	16,435	1,266,684
		1,800,951
Canada — 1.88%
Descartes Systems Group, Inc. (The)(a)	8,281	874,896
TerraVest Industries Inc(a)	6,600	813,187
		1,688,083
China — 2.50%
Silergy Corp	207,000	2,248,346

France — 1.39%
Virbac S.A.CA	3,152	1,250,651

Germany — 3.76%
Atoss Software AG	5,597	752,828
Dermapharm Holding SE	26,580	1,016,705
Schott Pharma AG & Co	41,207	1,119,806
Scout24 A.G. 144A(b)(c)	3,614	484,453
		3,373,792
India — 2.77%
Cartrade Tech Ltd(a)	30,547	763,389
Jubilant Foodworks Ltd(a)	79,196	593,340
Motherson Sumi Wiring India Ltd.	540,329	229,119
PB Fintech Ltd(a)	23,386	484,358
Rainbow Children's Medicare Ltd(a)	24,013	418,383
		2,488,589
Israel — 1.80%
CyberArk Software Ltd.(a)	3,929	1,616,666

Italy — 2.31%
Interpump Group SpA	14,773	606,574
Recordati SpA(a)	25,582	1,472,177
		2,078,751
Japan — 9.85%
BayCurrent Consulting, Inc.	30,400	1,749,078
Japan Elevator Service Holdings Company Ltd.	80,900	2,180,846
Maruwa Co Ltd/Aichi(a)	2,200	670,239
Rakus Co Ltd(a)	71,300	1,106,423
Timee Inc(a)	35,300	476,850
Tokyo Seimitsu Company Limited	7,200	455,986
Visional Inc(a)	28,000	2,204,995
		8,844,417
Lithuania — 0.73%
Baltic Classifieds Group	138,933	656,868

Mexico — 2.59%
BBB Foods Inc(a)	30,349	774,506
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	236,465	666,506
GCC S.A.B. de C.V. 144A(a)(b)(c)	95,100	889,203
		2,330,215

	Shares	Fair Value
COMMON STOCKS — 96.87% (continued)
Netherlands — 5.33%
ASM International NV(a)	1,103	$ 538,403
BE Semiconductor Industries N.V.	3,735	507,922
IMCD N.V.(a)	10,403	1,144,116
Redcare Pharmacy N.V. 144A(a)(b)(c)	5,307	591,720
Topicus.com, Inc.(a)	14,600	2,002,021
		4,784,182
Norway — 0.51%
Vend Marketplaces ASA(a)	12,122	456,802

Poland — 1.41%
Dino Polska SA 144A(a)(b)(c)	95,820	1,268,548

South Korea — 2.67%
HD Hyundai Marine Solution Co	4,626	678,353
HPSP Company Ltd.	30,411	585,506
LEENO Industrial Inc.(a)	24,213	828,177
Park Systems Corp(a)	1,533	303,395
		2,395,431
Sweden — 5.51%
AddTech A.B.	32,653	1,100,927
Asker Healthcare Group AB(a)	22,210	227,554
Lagercrantz Group A.B.	40,630	945,632
Lifco AB, Class B	16,140	576,496
Roko AB(a)	2,377	642,357
Vimian Group AB(a)	183,499	626,559
Vitec Software Group	21,281	827,527
		4,947,052
Switzerland — 1.19%
VAT Group A.G. 144A(b)(c)	1,509	534,112
Ypsomed Holding A.G.(a)	1,102	532,508
		1,066,620
Taiwan — 3.26%
Asia Vital Components Co., Ltd.	22,000	678,631
ASPEED Technology, Inc.	6,000	914,377
Voltronic Power Technology(a)	33,833	1,334,234
		2,927,242
United Kingdom — 9.34%
B & M European Value Retail SA	331,630	982,802
Diploma plc	34,843	2,475,638
Halma plc(a)	21,500	923,376
Hill & Smith Holdings plc	20,308	548,466
JTC plc 144A(b)(c)	158,863	1,970,052
Marex Group PLC(a)	38,570	1,488,031
		8,388,365
United States — 33.95%
4imprint Group PLC	8,879	421,553
Accelerant Holdings(a)	14,386	396,190
Ares Management Corporation, Class A	2,406	446,385
Bio-Techne Corporation	12,129	663,820
Bruker Corporation	14,729	566,035
Burlington Stores, Inc.(a)	5,296	1,445,596
Clearwater Analytics Holdings, Inc., Class A(a)	43,217	875,576
Core & Main, Inc., Class A(a)	27,542	1,752,773
Cross Creek LP(a)(d)	1,300,000	743,651
DexCom, Inc.(a)	6,315	510,063

Grandeur Peak Global Stalwarts Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 96.87% (continued)
United States — 33.95% (continued)
Dynatrace, Inc.(a)	9,069	$ 477,120
Enerpac Tool Group Corporation	15,874	611,308
Ensign Group, Inc. (The)	7,077	1,061,550
Goosehead Insurance, Inc., Class A(a)	6,116	556,006
HealthEquity, Inc.(a)	7,981	774,157
Installed Building Products, Inc.	4,778	966,542
JFrog Ltd.(a)	20,856	905,359
Kadant, Inc.	3,326	1,106,793
LeMaitre Vascular, Inc.	9,895	803,870
Littelfuse, Inc.	6,924	1,781,753
Manhattan Associates, Inc.(a)	4,906	1,077,652
Medpace Holdings, Inc.(a)	728	311,002
Monolithic Power Systems, Inc.	2,110	1,500,717
nVent Electric PLC	5,935	465,423
Perella Weinberg Partners	42,015	837,779
Pjt Partners, Inc., Class A	5,892	1,052,429
Primoris Services Corporation	20,996	1,977,192
Ryan Specialty Holdings, Inc.(a)	12,840	785,679
Silicon Laboratories, Inc.(a)	5,282	696,009
SPS Commerce, Inc.(a)	10,781	1,173,674
Tradeweb Markets Inc. Class A	4,396	609,066
Trex Company, Inc.(a)	10,191	654,670
TWFG Inc(a)	15,238	470,397
Yeti Holdings, Inc.(a)	21,333	783,774
Zscaler, Inc.(a)	4,326	1,235,332
		30,496,895
Vietnam — 0.56%
Asia Commercial Bank JSC	577,200	506,664

Total Common Stocks (Cost $69,516,272)		87,018,753

PREFERRED STOCKS — 1.27%
United States — 1.27%
Gusto Inc. Preferred Series E(a)	37,637	1,144,165

Total Preferred Stocks
(Cost $1,143,989)		1,144,165

Total Investments — 98.14%
(Cost $70,660,261)		88,162,918

Other Assets in Excess of Liabilities — 1.86%		1,667,433

NET ASSETS — 100.00%		$ 89,830,351

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $5,738,088, representing 6.39% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $5,738,088, representing 6.39% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.